Property, Plant and Equipment - Estimated Service Lives of Property, Plant and Equipment - Asset Used by The Company (Detail) - Assets Used by the Company [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Land improvements [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	10 years	10 years
Land improvements [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	30 years	30 years
Main buildings [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	20 years	20 years
Main buildings [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	60 years	60 years
Other building facilities [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	3 years	3 years
Other building facilities [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	15 years	15 years
Computer equipment [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	2 years	2 years
Computer equipment [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	8 years	8 years
Telecommunication circuits [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	2 years	2 years
Telecommunication circuits [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	30 years	30 years
Telecommunication machinery and antennas equipment [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	2 years	2 years
Telecommunication machinery and antennas equipment [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	30 years	30 years
Transportation equipment [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	2 years	2 years
Transportation equipment [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	10 years	10 years
Leasehold improvements [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	1 years	1 years
Leasehold improvements [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	18 years	18 years
Mechanical and air conditioner equipment [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	3 years	3 years
Mechanical and air conditioner equipment [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	16 years	16 years
Others [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	1 years	1 years
Others [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	15 years	15 years